Financial Data by Business Segment (Tables)	12 Months Ended
Dec. 31, 2012
Financial Data By Business Segment [Abstract]
Financial Data by Business Segment
(in millions)	Revenue(g)	Operating Income (Loss) Before Depreciation and Amortization(h)	Depreciation and Amortization	Operating Income (Loss)	Capital Expenditures	Assets
2012
Cable Communications(a)	$39,604	$16,255	$6,405	$9,850	$4,921	$127,044
NBCUniversal
Cable Networks(b)	8,773	3,292	741	2,551	150	29,674
Broadcast Television(c)	8,154	369	91	278	65	6,376
Filmed Entertainment	5,159	79	16	63	7	3,769
Theme Parks	2,085	953	268	685	272	6,266
Headquarters and Other(e)	43	(603)	210	(813)	269	8,938
Eliminations(f)	(402)	17	-	17	-	(561)
NBCUniversal	23,812	4,107	1,326	2,781	763	54,462
Corporate and Other	498	(376)	67	(443)	30	6,000
Eliminations(f)	(1,344)	(9)	-	(9)	-	(22,535)
Comcast Consolidated	$62,570	$19,977	$7,798	$12,179	$5,714	$164,971

(in millions)	Revenue(g)	Operating Income (Loss) Before Depreciation and Amortization(h)	Depreciation and Amortization	Operating Income (Loss)	Capital Expenditures	Assets
2011
Cable Communications(a)	$37,226	$15,288	$6,395	$8,893	$4,806	$120,729
NBCUniversal
Cable Networks(b)	8,108	3,185	718	2,467	48	29,578
Broadcast Television	5,935	138	79	59	61	6,213
Filmed Entertainment	4,239	27	19	8	6	3,891
Theme Parks(d)	1,874	830	201	629	154	6,197
Headquarters and Other(e)	45	(484)	168	(652)	165	5,443
Eliminations(f)	(941)	(234)	(53)	(181)	-	(538)
NBCUniversal	19,260	3,462	1,132	2,330	434	50,784
Corporate and Other	558	(416)	93	(509)	67	6,224
Eliminations(f)	(1,202)	23	16	7	-	(19,919)
Comcast Consolidated	$55,842	$18,357	$7,636	$10,721	$5,307	$157,818

(in millions)	Revenue(g)	Operating Income (Loss) Before Depreciation and Amortization(h)	Depreciation and Amortization	Operating Income (Loss)	Capital Expenditures
2010
Cable Communications(a)	$35,363	$14,302	$6,232	$8,070	$4,853
Cable Networks(b)	2,719	732	323	409	52
Corporate and Other	168	(438)	61	(499)	56
Eliminations(f)	(313)	-	-	-	-
Comcast Consolidated	$37,937	$14,596	$6,616	$7,980	$4,961

Cable Segment Revenue Sources
	2012	2011	2010
Residential:
Video	50.8%	52.7%	54.8%
High-speed Internet	24.1%	23.5%	22.5%
Voice	9.0%	9.4%	9.3%
Business services	6.1%	4.8%	3.6%
Advertising	5.8%	5.4%	5.7%
Other	4.2%	4.2%	4.1%
Total	100%	100%	100%